Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities consisted - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Consisted Abstract
Accrued vacation		$ 907	$ 829	$ 671
Accrued compensation		940	624	291
Accrued interest		563	9	33
Accrued professional fees		2,103	2,502	221
Accrued warehouse and freight		195	143	5
Accrued other		343	275	134
Other current liabilities	[1]	1,676
Accrued expenses and other current liabilities		$ 6,727	$ 4,382	$ 1,574

[1]	Other current liabilities of $1.7M at March 31, 2023 are primarily related to the current portion of contingent shares liability related to the fSight acquisition. See “Note 12. Business Combinations”.